UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2008
                                                --------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
       This Amendment (Check only one.):         [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Corsair Capital LLC
Address:          717 Fifth Avenue
                  24th Floor
                  New York, NY  10022

Form 13F File Number:  28-12546
                          -----
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Amy M. Soeda
Title:            Chief Financial Officer
Phone:            (212) 224-9425

Signature, Place and Date of Signing:

 /s/ Amy M. Soeda                   New York, NY              November 12, 2008
 -----------------                 -------------               -------------
   [Signature]                     [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                         0
                                                     -------------

Form 13F Information Table Entry Total:                    5
                                                     -------------

Form 13F Information Table Value Total:                 $202,555
                                                     --------------
                                                       (thousands)

List of Other Included Managers:  NONE

                                                      FORM 13F INFORMATION TABLE


         COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8
------------------------- --------------- ----------- --------- --------------------- ---------- ---------- ------------------------
                              TITLE OF                 VALUE     SHRS OR     SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER            CLASS         CUSIP     (x$1000)  PRN AMT     PRN CALL DISCRETION  MANAGERS    SOLE     SHARED   NONE
------------------------- --------------- ----------- --------- ----------- ---- ---- ---------- ---------- ---------- ------- -----
Compucredit Corp.              Common     20478N 10 0   11,520   2,938,842   SH         SOLE                2,938,842
------------------------- --------------- ----------- --------- ----------- ---- ---- ---------- ---------- ---------- ------- -----
First American Corp.           Common     318522 30 7   44,449   1,506,750   SH         SOLE                1,506,750
------------------------- --------------- ----------- --------- ----------- ---- ---- ---------- ---------- ---------- ------- -----
National City Corp. 1         Common     635405 10 3   69,692   40,000,000   SH         SOLE                40,000,000
------------------------- --------------- ----------- --------- ----------- ---- ---- ---------- ---------- ---------- ------- -----
NewStar Financial Inc.         Common     65251F 10 5   76,894   9,504,798   SH         SOLE                  9,504,798
------------------------- --------------- ----------- --------- ----------- ---- ---- ---------- ---------- ---------- ------- -----
NewStar Financial Inc.         Common     65251F 10 5        0     200,174   SH  CALL   SOLE                  200,174
------------------------- --------------- ----------- --------- ----------- ---- ---- ---------- ---------- ---------- ------- -----



1 Position is held through Corsair NC Co-Invest, L.P., a separate investment vehicle. Corsair Capital LLC indirectly exercises investment discretion over such position.